United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 9/30/01

Check here if Amendment {    }; Amendment Number: _________
  This Amendment  (Check only one.):  [    ]  is a restatement
				          	  [    ] adds new holdings
entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell, Philadelphia, PA     October 26, 2001

Report Type  (Check Only One.):
[x]  		3F HOLDINGS REPORT
[ ]		13F NOTICE
[ ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Entry Total:  70,970
					         (thousands)




































      Form 13F Information Table

















TITLE OF

VALUE
SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRN AMT
PR  CALL
DSCRETN
MNGS
SOLE SHARED NONE









IBM
COM
459200 10 1
3,348
36,268
sh
sole
none
            x
FEDEX CORP
COM
31428X 10 6
3,172
86,324
sh
sole
none
            x
MERCK & CO INC
COM
589331 10 7
2,932
44,030
sh
sole
none
            x
VIACOM INC
CL B
925524 30 8
2,900
84,070
sh
sole
none
            x
JOHNSON & JOHNSON
COM
478160 10 4
2,376
42,880
sh
sole
none
            x
PEPSICO INC
COM
713448 10 8
2,300
47,421
sh
sole
none
            x
PFIZER INC
COM
717081 10 3
2,246
56,019
sh
sole
none
            x
VERIZON
COM
92343V 10 4
2,226
41,141
sh
sole
none
            x
GENERAL GROWTH PPTYS INC
COM
370021 10 7
2,104
60,500
sh
sole
none
            x
EXXON MOBIL CORP
COM
30231G 10 2
1,968
49,944
sh
sole
none
            x
AMERICAN INTL GROUP INC
COM
026874 10 7
1,718
22,021
sh
sole
none
            x
GENERAL ELEC CO
COM
369604 10 3
1,704
45,799
sh
sole
none
            x
ABBOTT LABS
COM
002824 10 0
1,702
32,825
sh
sole
none
            x
MEDTRONIC INC
COM
585055 10 6
1,684
38,710
sh
sole
none
            x
BOEING CO
COM
097023 10 5
1,654
49,377
sh
sole
none
            x
GENERAL MTRS CORP
COM
370442 10 5
1,453
33,869
sh
sole
none
            x
SARA LEE CORP
COM
803111 10 3
1,431
67,174
sh
sole
none
            x
HERSHEY FOODS CORP
COM
427866 10 8
1,414
21,632
sh
sole
none
            x
DU PONT EI DE NEMOURS & CO
COM
263534 10 9
1,333
35,516
sh
sole
none
            x
BLACK & DECKER CORP
COM
091797 10 0
1,304
41,780
sh
sole
none
            x
AFLAC INC
COM
001055 10 2
1,302
48,233
sh
sole
none
            x
BELLSOUTH CORP
COM
079860 10 2
1,259
30,298
sh
sole
none
            x
PROCTOR & GAMBLE CO
COM
742718 10 9
1,213
16,661
sh
sole
none
            x
D.R. HORTON
COM
23331A 10 9
1,208
57,910
sh
sole
none
            x
COOPER INDUSTRIES INC
COM
216669 10 1
1,142
27,533
sh
sole
none
            x
PITNEY BOWES
COM
724479 10 0
1,108
28,996
sh
sole
none
            x
BP AMOCO PLC
SPONSORED ADR
055622 10 4
1,099
22,361
sh
sole
none
            x
PHILIP MORRIS COS INC
COM
718154 10 7
969
20,060
sh
sole
none
            x
ALBERTO CULVER A
CL A
013068  20 0
919
27,855
sh
sole
none
            x
VALLEY NATIONAL BANK
COM
919794 10 7
903
30,362
sh
sole
none
            x
PHILADELPHIA SUBURBAN CORP
COM
718009 60 8
901
34,303
sh
sole
none
            x
DELTA  AIR LINES INC DEL
COM
247361 10 8
901
34,175
sh
sole
none
            x
CISCO SYS INC
COM
17275R 10 2
893
73,300
sh
sole
none
            x
FORTUNE BRANDS INC
COM
349631 10 1
882
26,333
sh
sole
none
            x
CMS ENERGY CORP
COM
125896 10 0
881
44,064
sh
sole
none
            x
MOORE LTD
COM
615785 10 2
820
105,950
sh
sole
none
            x
ASTRAZENECA PLC
SPONSORED ADR
046353 10 8
803
17,185
sh
sole
none
            x
WASHINGTON REAL ESTATE INVT
SH BEN INT
939653 10 1
798
33,651
sh
sole
none
            x
GOODRICH B F CO
COM
382388 10 6
790
40,540
sh
sole
none
            x
BELDEN INC
COM
077459 10 5
746
39,690
sh
sole
none
            x
UNISYS CORP
COM
909214 10 8
726
83,810
sh
sole
none
            x
ARTESIAN RESOURCES CORP
CL A
043113 20 8
715
27,305
sh
sole
none
            x
TEXTRON INC
COM
883203 10 1
672
20,000
sh
sole
none
            x
HOME DEPOT INC
COM
437076 10 2
561
14,622
sh
sole
none
            x
ROYAL DUTCH PETE CO
NY REG GLD 1.25
780257 80 4
511
10,165
sh
sole
none
            x
MOTOROLA INC
COM
620076 10 9
511
32,733
sh
sole
none
            x
NISOURCE INC
COM
65473P 10 5
509
21,833
sh
sole
none
            x
JP MORGAN CHASE & CO
COM
46625h 10 0
496
14,516
sh
sole
none
            x
BRISTOL MYERS SQUIBB CO
COM
110122 10 8
488
8,782
sh
sole
none
            x
ELAN PLC
ADR
284131 20 8
483
9,970
sh
sole
none
            x
SAFEWAY INC
COM NEW
786514 20 8
474
11,945
sh
sole
none
            x
SBC COMMUNICATIONS INC
COM
78387G 10 3
456
9,669
sh
sole
none
            x
DELPHI AUTOMOTIVE SYSTEM
COM
247126 10 5
435
36,999
sh
sole
none
            x
GILLETTE CO
COM
375766 10 2
421
14,125
sh
sole
none
            x
O M GROUP INC.
COM
670872 10 0
394
7,160
sh
sole
none
            x
CITIGROUP INC
COM
172967 10 1
386
9,542
sh
sole
none
            x
UNIVERSAL FST PPRODS INC
COM
913543 10 4
379
19,950
sh
sole
none
            x
OTTER TAIL PWR CO
COM
689648 10 3
364
12,840
sh
sole
none
            x
WORLDCOM INC GA NEW
COM
98157D 10 6
279
18,536
sh
sole
none
            x
LUCENT TECHNOLOGIES INC
COM
549463 10 7
241
42,049
sh
sole
none
            x
MICROSOFT
COM
594918 10 4
214
4,190
sh
sole
none
            x
XEROX CORP.
COM
984121 10 3
211
27,279
sh
sole
none
            x
TELLABS INC
COM
879664 10 0
198
20,085
sh
sole
none
            x
SENSIENT TECHNOLOGIES
COM
81725T 10 0
192
10,290
sh
sole
none
            x
COMPAQ COMPUTER CORP
COM
204493 10 0
152
18,236
sh
sole
none
            x